Note 5 - Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	September 30, 2023	December 31, 2022
Billed federal government	$1,456,519	$1,573,407
Billed commercial and local government	22,000	56,152
Unbilled receivables	1,261	-
Accounts receivable	$1,479,780	$1,629,559

	2022	2021
Billed federal government	$1,573,407	$1,594,473
Billed commercial	56,152	-
Unbilled receivables	-	70,389
Accounts receivable	$1,629,559	$1,664,862